Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Inventories
Finished goods	£ 13,423,000	£ 4,024,000	£ 3,543,000
Cost of inventory recognized during the period	£ 21,277,000	£ 8,614,000	£ 13,043,000